Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Notional Amounts and Fair Values of Derivative Financial Instruments

Derivative financial assets	Underlying Notional Value	12/31/2021		12/31/2020
		Notional Value (in thousand)	Fair Value	Notional Value (in thousand)	Fair Value
Transactions of foreign currency contract without delivery of underlying asset	US Dollars	1,270	1,296	1,580	10,916
Put options –US Dollars (see note 12)	Shares			8,910,878	1,037,832
Put options –Pesos (see note 12)	Shares			8,910,878	444,785

Total derivatives held for trading			1,296		1,493,533

Derivative financial liabilities	Underlying Notional Value	12/31/2021		12/31/2020
		Notional Value (in thousand)	Fair Value	Notional Value (in thousand)	Fair Value
Transactions of foreign currency contract without delivery of underlying asset	US Dollars	870	2,532	1,755	347

Total derivatives held for trading			2,532		347